Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Cash	$ 2,905	$ 6,319
Short-term bank deposits	38,699	49,075
Cash and cash equivalents	$ 41,604	$ 55,394	$ 8,056